Accumulated Other Comprehensive Income (Loss) - Reclassifications of Accumulated Other Comprehensive Income to Consolidated Statement of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold	$ 3,027,336	$ 2,294,832	$ 1,926,256
Interest expense	(138,221)	(132,558)	(65,363)
Tax	(97,184)	(107,976)	(241,380)
(Losses) Gains on Derivatives Qualifying as Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax	(1,215)	886	(563)
(Losses) Gains on Derivatives Qualifying as Hedges | Foreign Currency Contracts [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold	9,719	(7,089)	4,506
(Losses) Gains on Derivatives Qualifying as Hedges | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(857)	(864)	(789)
(Losses) Gains on Derivatives Qualifying as Hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	7,647	(7,067)	3,154
(Losses) gains on pension and postretirement liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax	(2,731)	(2,853)	(3,778)
(Losses) gains on pension and postretirement liability adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(9,657)	(10,040)	(13,881)
Prior service cost
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Losses) gains on pension and postretirement liability adjustments	6,644	7,752	7,040
Actuarial losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Losses) gains on pension and postretirement liability adjustments	$ (19,032)	$ (20,645)	$ (24,699)